Consolidated statements of operations and comprehensive loss (Details 3) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Finance income	€ 887,702	€ 2,840,676	€ 2,182,842
Finance costs	(26,000)	(22,265)	0
Net financial result	861,702	2,818,411	2,182,842
Interest Expense
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Finance costs	(18,689)	(9,500)	0
Interest on Lease Liabilities
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Finance costs	(7,311)	(12,765)	0
Interest Income
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Finance income	€ 887,702	€ 2,840,676	€ 2,182,842